Financial assets - impairments - Provision for impairment losses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Movement in the provision for impairment losses on loans and advances
At 1 January	£ 1,563	£ 5,335
Transfers from fellow subsidiaries	100
Transfers to disposal groups		(1,200)
Currency translation and other adjustments		368
Amounts written-off	(577)	(2,946)
Recoveries of amounts previously written-off	73	61
At 31 December	1,439	1,563
Continuing operations
Movement in the provision for impairment losses on loans and advances
Charge/(release) to income statement	311	125
Unwind of discount (recognised in interest income)	(31)	(37)
Discontinued Operations
Movement in the provision for impairment losses on loans and advances
Charge/(release) to income statement		(106)
Unwind of discount (recognised in interest income)		(37)
Bank
Movement in the provision for impairment losses on loans and advances
At 1 January	1,372	1,692
Currency translation and other adjustments	2	2
Amounts written-off	(508)	(468)
Recoveries of amounts previously written-off	67	26
Charge/(release) to income statement	255	155
Unwind of discount (recognised in interest income)	(29)	(35)
At 31 December	1,159	1,372
Individually assessed
Movement in the provision for impairment losses on loans and advances
At 1 January	249
Transfers from fellow subsidiaries	37
Currency translation and other adjustments	(3)
Amounts written-off	(100)
Recoveries of amounts previously written-off	7
At 31 December	285	249
Individually assessed | Continuing operations
Movement in the provision for impairment losses on loans and advances
Charge/(release) to income statement	99
Unwind of discount (recognised in interest income)	(4)
Individually assessed | Bank
Movement in the provision for impairment losses on loans and advances
At 1 January	201
Currency translation and other adjustments	(2)
Amounts written-off	(77)
Recoveries of amounts previously written-off	4
Charge/(release) to income statement	59
Unwind of discount (recognised in interest income)	(3)
At 31 December	182	201
Collectively assessed
Movement in the provision for impairment losses on loans and advances
At 1 January	1,127
Transfers from fellow subsidiaries	49
Currency translation and other adjustments	3
Amounts written-off	(477)
Recoveries of amounts previously written-off	66
At 31 December	944	1,127
Collectively assessed | Continuing operations
Movement in the provision for impairment losses on loans and advances
Charge/(release) to income statement	203
Unwind of discount (recognised in interest income)	(27)
Collectively assessed | Bank
Movement in the provision for impairment losses on loans and advances
At 1 January	1,004
Currency translation and other adjustments	4
Amounts written-off	(431)
Recoveries of amounts previously written-off	63
Charge/(release) to income statement	187
Unwind of discount (recognised in interest income)	(26)
At 31 December	801	1,004
Latent
Movement in the provision for impairment losses on loans and advances
At 1 January	187
Transfers from fellow subsidiaries	14
At 31 December	210	187
Latent | Continuing operations
Movement in the provision for impairment losses on loans and advances
Charge/(release) to income statement	9
Latent | Bank
Movement in the provision for impairment losses on loans and advances
At 1 January	167
Charge/(release) to income statement	9
At 31 December	£ 176	£ 167